Issued Capital and Reserves - Impact of share split (Details) € in Thousands, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Jun. 30, 2021 EUR (€)
Disclosure of classes of share capital [line items]
Common shares issued and outstanding beginning			187,120,728	187,120,728
Share option exercises			39,418	78,732
Treasury shares			(39,418)	(78,732)
At-the-market offering program issuances			340,015
Share issuances for exercises			6,211
Common shares issued and outstanding ending	187,466,954		187,466,954	187,120,728
Cash received from issuance of shares	$ 4.8				€ 404,143
ATM Offering Program
Disclosure of classes of share capital [line items]
At-the-market offering program issuances	340,015
Aggregate gross proceeds | $		$ 600.0